SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2013
SHAREHOLDERS' EQUITY [Abstract]
Summary of Fair Value Weighted Average Assumptions
	Six months ended June 30,
	2013	2012
	Unaudited

Risk free interest	0.57%	1.00%
Dividend yields	0%	0%
Volatility	81%	127%
Expected life (in years)	4	4

Schedule of Stock Option Activity

	Number of options (in thousands)	Weighted Average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
	Unaudited

Outstanding at December 31, 2012	1,670	$2.44
Granted	68	6.47
Exercised	(50)	2.29
Canceled or forfeited	(41)	4.51

Outstanding at June 30, 2013	1,647	$2.56	2.74	$5,700

Exercisable at June 30, 2013	1,257	$2.31	2.18	$4,719

Vested and expected to vest at June 30, 2013	1,620	$2.55	2.71	$5,638

Schedule of Stock-Based Compensation Expense
	Six months ended June 30,
	2013	2012
	Unaudited

Research and development	$132	$121
Selling and marketing	88	76
General and administrative	86	127

Total stock-based compensation expense	$306	$324